Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 8,176	$ 21,681	$ 21,045	$ 52,405
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	22,429	22,332	44,860	43,906	$ 88,756
Amortization of contract intangibles / liabilities			(456)	(456)
Amortization of deferred revenue				(743)
Amortization of deferred debt issuance cost	657	696	1,314	1,271
Drydocking expenditure			69	(3,803)
Income tax expense	3	3	6	6
Income taxes paid			(121)	(172)
Unrealized (gain) loss on derivative instruments			17,047	(11,253)
Unrealized (gain) loss on foreign currency transactions			30	(44)
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties			(363)	(290)
Decrease (increase) in inventories			4	4
Decrease (increase) in other current assets			(71)	3,516
Decrease (increase) in accrued revenue			(567)	(884)
Increase (decrease) in trade accounts payable			(1,843)	(1,222)
Increase (decrease) in accrued expenses			(173)	(656)
Increase (decrease) prepaid charter			1,121	449
Increase (decrease) in amounts due to related parties			119	(3,800)
Net cash provided by operating activities			82,021	78,234
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities				(15,386)
FINANCING ACTIVITIES
Proceeds from long-term debt				145,500
Repayment of long-term debt			(41,661)	(146,002)
Repayment of long-term debt from related parties				(22,535)
Payment of debt issuance cost			21	(1,114)
Cash distributions			(39,668)	(39,668)
Net proceeds from issuance of common units				(4)
Net cash (used in) financing activities			(81,308)	(63,823)
Effect of exchange rate changes on cash			4	(45)
Net increase (decrease) in cash and cash equivalents			717	(1,019)
Cash and cash equivalents at the beginning of the period			41,712	46,104	46,104
Cash and cash equivalents at the end of the period	$ 42,429	$ 45,085	$ 42,429	45,085	$ 41,712
Property, Plant and Equipment, Excluding Acquired Vessels
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment				(10)
Anna Knutsen
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment				$ (15,376)